Taxation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Taxes [line items]
Effective tax rate on profit before taxation	28.00%	20.40%	4.80%